Acquisition of Windfall Project, Osisko Mining Inc and Gold Road - Osisko Mining Incorporated Narrative (Details)				12 Months Ended
	Oct. 25, 2024	Aug. 12, 2024	May 02, 2023	Dec. 31, 2025
Osisko Mining Incorporated
Disclosure of detailed information about business combination [line items]
Asset acquisition, percentage of shares acquired	1	1		1
Windfall Project
Disclosure of detailed information about business combination [line items]
Asset acquisition, percentage of shares acquired	0.50
Windfall Project
Disclosure of detailed information about business combination [line items]
Interest in joint venture (in percent)	50.00%		50.00%